UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27804
(Address of principal executive offices)                (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2017
	Shares	Value (Note 1)

CLOSED-END FUNDS - 99.01%
Aberdeen Chile Fund, Inc.	81,716	$729,724
Aberdeen Emerging Markets Smaller Co Opportunities Fund, Inc.	198,003	2,878,964
Aberdeen Greater China Fund, Inc.	216,700	2,700,104
Aberdeen Latin America Equity Fund, Inc.	97,737	2,611,533
Aberdeen Singapore Fund, Inc.	148,199	1,840,632
Adams Diversified Equity Fund, Inc.	21,877	328,811
Adams Natural Resources Fund, Inc.	214,928	4,264,171
Alliance California Municipal Income Fund, Inc.	31,685	430,599
ASA Gold and Precious Metals Ltd.	212,980	2,410,934
Asia Tigers Fund, Inc.	499	6,173
BlackRock Muni New York Intermediate Duration Fund, Inc.	19,189	261,162
Boulder Growth & Income Fund, Inc.	1,071,361	11,881,393
BrandwineGLOBAL Global Income Opportunities Fund, Inc.	62,721	800,947
Brookfield Global Listed Infrastructure Income Fund, Inc.	207,338	2,680,880
Central and Eastern Europe Fund, Inc.	94,708	2,309,928
Central Securities Corp.	184,000	5,041,600
Dividend and Income Fund	306,000	4,109,580
Eagle Capital Growth Fund, Inc.	28,173	223,705
Eagle Growth & Income Opportunities Fund	191,000	3,168,690
Eaton Vance California Municipal Income Trust	60,984	741,565
Eaton Vance Michigan Municipal Bond Fund	16,000	215,360
Eaton Vance Michigan Municipal Income Trust	59,000	756,970
Eaton Vance New Jersey Municipal Bond Fund	14,087	175,101
Eaton Vance New Jersey Municipal Income Trust	80,000	939,200
Eaton Vance New York Municipal Bond Fund II	18,921	218,833
Eaton Vance New York Municipal Income Trust	586	7,448
Eaton Vance Ohio Municipal Income Trust	1,841	23,985
Franklin Universal Trust	16,052	115,093
General American Investors Co., Inc.	123,000	4,231,200
Invesco Dynamic Credit Opportunities Fund	37,500	439,125
Invesco Pennsylvania Value Municipal Income Trust	196,000	2,381,400
Morgan Stanley China A Share Fund, Inc.	180,000	4,208,400
Morgan Stanley Emerging Markets Fund, Inc.	222,499	3,980,507
Neuberger Berman New York Intermediate Municipal Fund, Inc.	44,534	541,533
Nuveen Connecticut Quality Municipal Income Fund	348,000	4,148,160
Nuveen Maryland Quality Municipal Income Fund	21,586	271,552
Nuveen Michigan Quality Municipal Income Fund	158,615	2,103,235
Nuveen New Jersey Quality Municipal Income Fund	303,000	4,149,585
Nuveen North Carolina Quality Municipal Income Fund	89,048	1,148,719
Nuveen Pennsylvania Quality Municipal Income Fund	45,413	597,181
Pershing Square Holdings Ltd. Fund	220,000	3,007,400
Principal Real Estate Income Fund	50,682	871,223
RMR Real Estate Income Fund	238,423	4,551,495
Royce Global Value Trust, Inc.	98,722	1,067,580

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
				Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
	Sprott Focus Trust, Inc.			230	$1,822
	Templeton Dragon Fund, Inc.			88,086	1,894,730
	Templeton Emerging Markets Income Fund			10,264	114,649
*	Terra Capital PLC Fund			1,318,010	1,271,880
	The Aberdeen Indonesia Fund, Inc.			99,300	758,652
	The Asia Pacific Fund, Inc.			100,520	1,448,986
	The China Fund, Inc.			149,000	3,225,850
*	The Gabelli Global Small and Mid Cap Value Trust			111,005	1,414,204
	The Gabelli Go Anywhere Trust			1,000	17,555
	The Gabelli Healthcare & WellnessRx Trust			190,764	1,968,703
	The GDL Fund			99,708	970,159
	The Latin American Discovery Fund, Inc.			200,000	2,297,080
	The Mexico Equity & Income Fund, Inc.			74,800	767,448
	The Mexico Fund, Inc.			218,727	3,444,950
	The New Ireland Fund, Inc.			112,000	1,403,360
	The Taiwan Fund, Inc.			49,978	1,043,041
	The Thai Fund, Inc.			301,830	3,247,691
	Third Point Offshore Investors Ltd.			114,000	1,970,490

	Total Closed-End Funds (Cost $104,220,894)				116,832,630
			Expiration	Exercise
RIGHTS - 0.01%		Shares	Date	Price
*	Dividend and Income Fund	306,000	1/26/2018	$14.20	14,229

	Total Rights (Cost $0)				14,229

SHORT-TERM INVESTMENT - 0.29%
§	Fidelity Investments Money Market Government
	Portfolio - Institutional Class, 1.05%		348,877		348,877

	Total Short-Term Investment (Cost $348,877)				348,877

Total Value of Investments (Cost $104,569,771) (a) - 99.31%					$117,195,736

Other Assets Less Liabilities - 0.69%					808,389

	Net Assets - 100%				$118,004,125

*	Non-income producing investment	The following acronym and abbreviation is used in this portfolio:
§	Represents 7 day effective yield		PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets		Value
	Closed-End Funds	99.01%		$116,832,630
	Rights	0.01%		14,229
	Short-Term Investment	0.29%		348,877
	Other Assets Less Liabilities	0.69%		808,389
	Total Net Assets	100.00%		$118,004,125
					(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation	$13,536,818
	Aggregate gross unrealized depreciation	(910,853)

	Net unrealized appreciation	$12,625,965

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$116,832,630	$116,832,630	$-	$-
Rights	14,229	-	14,229	-
Short-Term Investment	348,877	348,877	-	-
Total	$117,195,736	$117,181,507	$14,229	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: February 21, 2018	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: February 21, 2018	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 21, 2018	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy